RELATED PARTY TRANSACTIONS - Summary of related parties income / (expense) amounts included into consolidated statements of operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Revenues	$ 496,826	$ 409,900
Ship operating expenses	(128,924)	(124,061)
Charter hire expenses	(12,154)	(26,992)
Related Party
Related Party Transaction [Line Items]
Ship operating expenses	(602)	(1,069)
Charter hire expenses	(17,304)	(14,556)
Administrative expenses	(1,687)	(1,328)
Income (loss) from related party transaction	(18,481)	(15,416)
Time charter revenues
Related Party Transaction [Line Items]
Revenues	314,736	181,693
Time charter revenues | Related Party
Related Party Transaction [Line Items]
Revenues	666	279
Voyage charter revenues
Related Party Transaction [Line Items]
Revenues	180,897	226,946
Other revenues
Related Party Transaction [Line Items]
Revenues	1,193	1,261
Other revenues | Related Party
Related Party Transaction [Line Items]
Revenues	$ 446	$ 1,258